Leases - Noncancellable Operating Leases and Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013
Operating Leases
2014	$ 114
2015	113
2016	97
2017	80
2018	60
Thereafter	174
Total future minimum obligations	638
Capital Leases
2014	56
2015	52
2016	49
2017	44
2018	42
Thereafter	208
Total future minimum obligations	451
Less interest	(121)
Present value of net future minimum obligations	330
Less current obligations	(55)
Long-term obligations	$ 275